Cover	Mar. 04, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Amendment”) amends the Current Report on Form 8-K filed by Hepion Pharmaceuticals, Inc. (the “Company”) on March 4, 2025 (the “Original Form 8-K”), which disclosed the Company’s balance sheet as of January 31, 2025. At the time of the filing of the Original Form 8-K, the Company had not yet made a determination with respect to the accounting and valuation for the Series A and Series B warrants issued in the Company’s offering which closed on January 23, 2025. The Company is filing this Amendment to file an amended unaudited balance sheet as of January 31, 2025. No other changes have been made to the Original Form 8-K.
Document Period End Date	Mar. 04, 2025
Entity File Number	001-36856
Entity Registrant Name	Hepion Pharmaceuticals, Inc.
Entity Central Index Key	0001583771
Entity Tax Identification Number	46-2783806
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Madison Ave.
Entity Address, Address Line Two	Suite 400-PMB# 4362
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07960
City Area Code	(732)
Local Phone Number	444-7077
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HEPA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false